S000013696 [Member] Investment Objectives and Goals - iShares 10-20 Year Treasury Bond ETF	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® 10-20 YEAR TREASURY BOND ETFTicker: TLHStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares 10-20 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between ten and twenty years.